Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Inventories, Net [Abstract]
Raw materials	$ 80,537,827	$ 37,247,442
Finished goods	29,685,596	17,247,048
Goods in transit	4,244,636	25,491,587
Total inventories, net	$ 114,468,059	$ 79,986,077